Subsequent event (Details) - Subsequent event - Changyi $ in Thousands, ¥ in Millions	Jan. 01, 2019 CNY (¥)	Jan. 01, 2019 USD ($)
Subsequent event
Equity interest (as a percent)	34.38%	34.38%
Cash consideration	¥ 42.6	$ 6,187